Related Party Transactions (Due from/to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due from/to related parties-current
Due from related parties	$ 2,971	$ 26,479
Due to related parties	23,109	84,700
Due from related parties-non current
Due from related parties	2,337	1,564
Sohu [Member]
Due from/to related parties-current
Due from related parties	820	25,230
Due to related parties	1,237	70,415
Due from related parties-non current
Due from related parties	2,215	1,449
Tencent [Member]
Due from/to related parties-current
Due from related parties	2,151	1,249
Due to related parties	21,872	14,285
Due from related parties-non current
Due from related parties	$ 122	$ 115